CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2015 CNY (¥)
Current assets (liabilities)
Cash and cash equivalents	¥ (1,990)	$ (289)	¥ (3,245)	$ (472)	¥ (54,509)	¥ (66,025)
Due from inter-companies	(129,506)	(18,826)	(55,940)
Due to related parties	293,732	42,699	11,592
AND EQUITY
Total stockholders' equity	(23,348)	(3,396)	112,799		218,617	290,778
Parent Company [Member]
Current assets (liabilities)
Cash and cash equivalents	47	7	17	$ (2)	¥ (581)	¥ (341)
Other receivables	4	1	3
Due from inter-companies	132,842	19,311	109,321
Due to related parties	(1,634)	(240)	(1,576)
Total current assets (liabilities)	131,259	19,079	107,765
Investment in unconsolidated subsidiaries	(155,970)	(22,673)	4,544
Total assets (liabilities)	(24,711)	(3,594)	112,309
AND EQUITY
Total stockholders' equity	¥ (24,711)	$ (3,594)	¥ 112,309